Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Loans, Assets		R$ 31,892	[1]	R$ 0	[2]
Loans, Liabilities		3,118	[1]	3,492	[2]
Commercial transactions, Receivables		3,143		2,759
Commercial transactions, Trade payables		147,452		259,644
Trading transactions, Sales and services provided		14,779		16,090		R$ 28,080
Trading transactions, Purchases		1,083,065		1,211,826		1,568,707
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1]	0	[2]
Loans, Liabilities		2,875	[1]	2,875	[2]
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		0		0
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		0
Refinaria De Petroleo Rigrandense S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1]	0	[2]
Loans, Liabilities		0	[1]	0	[2]
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		29,278		26,062
Trading transactions, Sales and services provided		0		0		0
Trading transactions, Purchases		510,510		336,781		619,785
União Vopak Armazéns Gerais Ltda. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1]	0	[2]
Loans, Liabilities		0	[1]	0	[2]
Commercial transactions, Receivables		32		61
Commercial transactions, Trade payables		0		0
Trading transactions, Sales and services provided		571		784		1,402
Trading transactions, Purchases		0		0		0
Latitude Logística Portuária S.A [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		11,393	[1]	0	[2]
Loans, Liabilities		0	[1]	0	[2]
Commercial transactions, Receivables		0		3
Commercial transactions, Trade payables		20		346
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		0
Nordeste Logística I S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		6,842	[1]	0	[2]
Loans, Liabilities		0	[1]	0	[2]
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		24		22
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		0
Nordeste Logística III S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1]	0	[2]
Loans, Liabilities		0	[1]	0	[2]
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		18		17
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		0
Chevron (Thailand) Limited [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		0	[3]	0	[4]
Commercial transactions, Trade payables		0	[3]	113	[4]
Trading transactions, Sales and services provided		483	[3]	0	[4]	675	[5]
Trading transactions, Purchases		0	[3]	832	[4]	1,072	[5]
Chevron Latin America Marketing LLC [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		73	[3]	34	[4]
Commercial transactions, Trade payables		0	[3]	0	[4]
Trading transactions, Sales and services provided		0	[3]	0	[4]
Trading transactions, Purchases		0	[3]	0	[4]
Chevron Lubricants Oils S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		353	[3]	403	[4]
Commercial transactions, Trade payables		0	[3]	0	[4]
Trading transactions, Sales and services provided		353	[3]	930	[4]	786	[5]
Trading transactions, Purchases		0	[3]	0	[4]	0	[5]
Chevron Marine Products [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		2,495	[3]	1,950	[4]
Commercial transactions, Trade payables		0	[3]	0	[4]
Trading transactions, Sales and services provided		13,228	[3]	14,068	[4]	24,583	[5]
Trading transactions, Purchases		0	[3]	0	[4]	0	[5]
Chevron Oronite Brasil Ltda. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		0	[3]	0	[4]
Commercial transactions, Trade payables		53,466	[3]	53,912	[4]
Trading transactions, Sales and services provided		0	[3]	0	[4]	78	[5]
Trading transactions, Purchases		175,053	[3]	162,006	[4]	150,878	[5]
Chevron Products Company [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		0	[3]	0	[4]
Commercial transactions, Trade payables		63,263	[3]	178,846	[4]
Trading transactions, Sales and services provided		0	[3]	0	[4]	0	[5]
Trading transactions, Purchases		370,137	[3]	699,154	[4]	789,452	[5]
Chevron Belgium NV [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		0	[3]	0	[4]
Commercial transactions, Trade payables		1,346	[3]	326	[4]
Trading transactions, Sales and services provided		0	[3]	0	[4]	0	[5]
Trading transactions, Purchases		27,306	[3]	13,053	[4]	7,520	[5]
Chevron Petroleum CO Colombia [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[2],[4]			0
Loans, Liabilities	[2],[4]			0
Commercial transactions, Receivables	[4]			220
Commercial transactions, Trade payables	[4]			0
Trading transactions, Sales and services provided				220	[4]	392	[5]
Trading transactions, Purchases				0	[4]	0	[5]
Chevron Lubricants Lanka PLC [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1],[3]	0	[2],[4]
Loans, Liabilities		0	[1],[3]	0	[2],[4]
Commercial transactions, Receivables		144	[3]	88	[4]
Commercial transactions, Trade payables		0	[3]	0	[4]
Trading transactions, Sales and services provided		144	[3]	88	[4]	164	[5]
Trading transactions, Purchases		0	[3]	0	[4]	R$ 0	[5]
Others [member]
Disclosure of transactions between related parties [line items]
Loans, Assets		0	[1]	0	[2]
Loans, Liabilities		243	[1]	617	[2]
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		0		0
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		R$ 0
Navegantes Logística Portuária S.A.
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	13,657
Loans, Liabilities	[1]	0
Commercial transactions, Receivables		46
Commercial transactions, Trade payables		0
Trading transactions, Sales and services provided		0
Trading transactions, Purchases		0
Chevron Brasil Óleo e Gás Ltda.
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0
Loans, Liabilities	[1],[3]	0
Commercial transactions, Receivables	[3]	0
Commercial transactions, Trade payables	[3]	37
Trading transactions, Sales and services provided	[3]	0
Trading transactions, Purchases	[3]	0
MLF Holding Ltda.
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[6]	0
Loans, Liabilities	[1],[6]	0
Commercial transactions, Receivables	[6]	0
Commercial transactions, Trade payables	[6]	0
Trading transactions, Sales and services provided	[6]	0
Trading transactions, Purchases	[6]	R$ 59

[1]	Loans contracted have indefinite terms and do not contain remuneration clauses.
[2]	Loans contracted have indefinite terms and do not contain remuneration clauses.
[3]	Non-controlling shareholders and other related parties of Iconic.
[4]	Non-controlling shareholders and other related parties of Iconic.
[5]	Non-controlling shareholders and other related parties of Iconic.
[6]	Non-controlling shareholders and other related parties of Serra Diesel.